General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
General And Administrative Expenses
General and Administrative Expenses

Note 11 – General and Administrative Expenses

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Stock-based compensation	$413	$419	$649
Professional fees	899	896	908
Salaries and benefits	1,912	1,478	1,428
Rent and office-maintenance fees	34	117	261
Insurance and other expenses	378	389	677
	$3,636	$3,299	$3,923

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements